Derivative and Risk Management Activities - Summary of the Gains/(Losses) on Derivative Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
LPCs
Derivative [Line Items]
Derivative activity	$ 389	$ 700	$ (1,541)	$ (364)
Forward MBS and TBAs
Derivative [Line Items]
Derivative activity	0	111	62,114	(1,254)
Interest rate swaps and futures contracts
Derivative [Line Items]
Derivative activity	$ 43,935	$ (29,483)	$ 282,721	$ (8,487)